Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [abstract]
Schedule of Components of Income Tax Expense (Recovery)
The components of income tax expense (recovery) are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Current income tax expense	$408	$161
Deferred income tax expense (recovery)	260	(588)
Income tax expense (recovery)	$668	$(427)

Schedule of Reconciliation of Effective Tax Rate
The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Tax recovery at statutory rates	$(2,744)	$(1,032)
Mexican mining royalty	668	199
Impact of foreign tax rates	(107)	18
Non-deductible expenses	927	535
Alternative minimum tax credits	-	(626)
Losses not recognized	1,924	479
Income tax expense (recovery)	$668	$(427)

Schedule of Components of Deferred Tax Assets and Liabilities
The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	December 31,	December 31,
	2018	2017

Alternative minimum tax credits	$626	$626
Net operating losses	742	-
Total deferred tax assets	1,368	626
Property, plant and equipment	(742)	-
Net deferred tax assets	$626	$626

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2018	2017

Property, plant and equipment	$878	$900
Other	607	-
Total deferred tax liabilities	1,485	900
Provisions and reserves	(353)	(28)
Net deferred tax liabilities	$1,132	$872

Schedule of Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences
Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2018	2017

Property, plant and equipment	$5,600	$4,890
Mexican tax losses (expiring in 2023 - 2027)	29,476	42,843
Canadian tax losses (expiring in 2026 - 2038)	34,053	35,173
U.S. tax losses (expiring in 2028 - 2037)	31,159	32,070
U.S. tax losses (no expiry)	6,802	-
Provisions and other	26,479	24,956
Deferred Mexican mining royalty	1,838	872
	$135,407	$140,804